UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

Name of Fund:  NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, NASDAQ Premium Income & Growth Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Aerospace & Defense - 2.7%	Boeing Co.	8,439	$300,260
	Ceradyne, Inc. (a)	24,414	442,626
	General Dynamics Corp.	5,441	226,291
	L-3 Communications Holdings, Inc.	42,815	2,902,857
	Lockheed Martin Corp.	7,617	525,802
	Precision Castparts Corp.	12,996	778,460
	United Technologies Corp.	6,637	285,258

			5,461,554

Airlines - 0.4%	SkyWest, Inc.	63,043	784,255

Biotechnology - 14.2%	Amgen, Inc. (a)	111,445	5,518,756
	Biogen Idec, Inc. (a)	74,211	3,890,141
	Celgene Corp. (a)	75,579	3,355,708
	Crucell NV (a)(b)	32,975	649,937
	Genzyme Corp. (a)	93,469	5,551,124
	Gilead Sciences, Inc. (a)	190,418	8,820,162
	OSI Pharmaceuticals, Inc. (a)	28,906	1,105,944

			28,891,772

Capital Markets - 0.6%	Affiliated Managers Group, Inc. (a)	8,187	341,480
	Northern Trust Corp.	16,228	970,759

			1,312,239

Commercial Banks - 0.3%	East-West Bancorp, Inc.	34,026	155,499
	SVB Financial Group (a)	21,225	424,712

			580,211

Communications Equipment - 14.4%	ADC Telecommunications, Inc. (a)	48,497	212,902
	Cisco Systems, Inc. (a)	560,752	9,403,811
	Comtech Telecommunications Corp. (a)	26,773	663,167
	JDS Uniphase Corp. (a)	86,046	279,650
	QUALCOMM, Inc.	359,882	14,003,009
	Research In Motion Ltd. (a)	108,846	4,687,997

			29,250,536

Computers & Peripherals - 14.1%	Apple, Inc. (a)	245,171	25,772,376
	Dell, Inc. (a)	139,334	1,320,886
	International Business Machines Corp.	10,388	1,006,493
	NCR Corp. (a)	19,782	157,267
	Teradata Corp. (a)	22,820	370,140

			28,627,162

Diversified Consumer Services - 0.3%	ITT Educational Services, Inc. (a)	6,270	761,303

Diversified Financial Services - 0.4%	The NASDAQ Stock Market, Inc. (a)	46,278	906,123

Electronic Equipment & Instruments - 0.6%	Electro Scientific Industries, Inc. (a)	41,510	245,739
	National Instruments Corp.	26,410	492,547
	Smart Modular Technologies WWH, Inc. (a)	80,661	111,312
	Trimble Navigation Ltd. (a)	31,666	483,856

			1,333,454

Energy Equipment & Services - 0.1%	Hercules Offshore, Inc. (a)	93,665	147,991

Food & Staples Retailing - 0.6%	The Kroger Co.	17,891	379,647
	Walgreen Co.	31,626	821,011

			1,200,658

Health Care Equipment & Supplies - 0.2%	ArthroCare Corp. (a)	21,537	105,531
	Kinetic Concepts, Inc. (a)	12,300	259,776

			365,307

Health Care Providers & Services - 1.4%	Express Scripts, Inc. (a)	45,339	2,093,302
	Lincare Holdings, Inc. (a)	31,934	696,161

			2,789,463

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Hotels, Restaurants & Leisure - 0.4%	Darden Restaurants, Inc.	14,545	$498,312
	McDonald’s Corp.	8,160	445,291

			943,603

Household Durables - 0.1%	Mohawk Industries, Inc. (a)	6,318	188,719

IT Services - 1.4%	Affiliated Computer Services, Inc. Class A (a)	26,220	1,255,676
	CSG Systems International, Inc. (a)	40,059	572,043
	Computer Sciences Corp. (a)	28,328	1,043,604

			2,871,323

Insurance - 1.1%	Arch Capital Group Ltd. (a)	37,091	1,997,721
	CNA Financial Corp.	18,045	165,292

			2,163,013

Internet & Catalog Retail - 2.1%	Amazon.com, Inc. (a)	57,279	4,206,570

Internet Software & Services - 6.2%	eBay, Inc. (a)	225,022	2,826,276
	Google, Inc. Class A (a)	26,867	9,351,328
	Sohu.com, Inc. (a)	9,749	402,731

			12,580,335

Life Sciences Tools & Services - 1.4%	Life Technologies Corp. (a)	84,948	2,759,111

Machinery - 0.9%	Eaton Corp.	27,637	1,018,700
	Middleby Corp. (a)	19,067	618,343
	Terex Corp. (a)	11,632	107,596

			1,744,639

Media - 1.1%	Cablevision Systems Corp. Class A	26,794	346,714
	Central European Media Enterprises Ltd. Class A (a)	7,652	87,692
	Liberty Media Corp. - Entertainment Class A (a)	47,486	947,346
	Liberty Media Holding Corp. - Capital (a)	31,691	221,203
	Omnicom Group Inc.	10,099	236,317
	Scholastic Corp.	23,068	347,635

			2,186,907

Metals & Mining - 0.6%	Freeport-McMoRan Copper & Gold, Inc. Class B	14,779	563,228
	Nucor Corp.	15,407	588,085

			1,151,313

Oil, Gas & Consumable Fuels - 0.2%	Chevron Corp.	5,477	368,273

Personal Products - 0.6%	Chattem, Inc. (a)	11,082	621,146
	USANA Health Sciences, Inc. (a)	24,908	556,943

			1,178,089

Pharmaceuticals - 3.7%	Forest Laboratories, Inc. (a)	13,914	305,551
	GlaxoSmithKline Plc (b)	11,000	341,770
	Teva Pharmaceutical Industries Ltd. (b)	153,860	6,931,393

			7,578,714

Real Estate Investment Trusts (REITs) - 0.2%	Boston Properties, Inc.	9,647	337,934
	ProLogis	12,961	84,247

			422,181

Road & Rail - 0.1%	CSX Corp.	7,707	199,226

Semiconductors & Semiconductor Equipment - 9.5%	ASML Holding NV (b)	156,710	2,743,992
	Cabot Microelectronics Corp. (a)	36,187	869,574
	Diodes, Inc. (a)	55,153	585,173
	Integrated Device Technology, Inc. (a)	103,059	468,918
	Intel Corp.	562,077	8,459,259
	International Rectifier Corp. (a)	21,391	288,992
	Intersil Corp. Class A	61,942	712,333
	MEMC Electronic Materials, Inc. (a)	19,007	313,425
	Microsemi Corp. (a)	46,353	537,695
	Texas Instruments, Inc.	121,195	2,000,929

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Varian Semiconductor Equipment Associates, Inc. (a)	13,302	$288,121
	Xilinx, Inc.	70,568	1,352,083
	Zoran Corp. (a)	71,356	627,933

			19,248,427

Software - 18.3%	Adobe Systems, Inc. (a)	238,163	5,094,307
	Ansys, Inc. (a)	19,351	485,710
	Factset Research Systems, Inc.	17,751	887,372
	McAfee, Inc. (a)	30,206	1,011,901
	Microsoft Corp.	681,610	12,521,176
	Oracle Corp.	579,744	10,475,974
	Quality Systems, Inc.	20,136	911,154
	SAP AG (b)	31,696	1,118,552
	SPSS, Inc. (a)	27,709	787,767
	Symantec Corp. (a)	209,106	3,124,044
	Synopsys, Inc. (a)	30,908	640,723

			37,058,680

Specialty Retail - 2.7%	Charlotte Russe Holding, Inc. (a)	114,388	932,262
	Jos. A. Bank Clothiers, Inc. (a)	61,087	1,698,829
	Ross Stores, Inc.	14,418	517,318
	Staples, Inc.	104,565	1,893,672
	Tiffany & Co.	16,418	353,972

			5,396,053

Textiles, Apparel & Luxury Goods - 0.6%	Nike, Inc. Class B	21,698	1,017,419
	Phillips-Van Heusen Corp.	11,552	261,999

			1,279,418

Trading Companies & Distributors - 0.1%	Houston Wire & Cable Co.	27,816	215,574

	Total Long-Term Investments (Cost - $270,999,352) - 101.6%		206,152,196

	Short-Term Securities	Maturity Date	Yield	Face Amount

Time Deposits - 0.8%	State Street Bank & Trust Co.	4/01/09	0.01%	$1,634,915	1,634,915

	Total Short-Term Securities (Cost - $1,634,915) - 0.8%				1,634,915

	Total Investments Before Options Written (Cost - $272,634,267*) - 102.4%				207,787,111

	Options Written	Number of Contracts

Call Options Written	NASDAQ Index 100, expiring April 2009 at USD 1,275	133	(293,265)
	NASDAQ Index 100, expiring April 2009 at USD 1,300	133	(193,515)
	NASDAQ Index 100, expiring April 2009 at USD 1,325	134	(123,280)
	NASDAQ Index 100, expiring May 2009 at USD 1,225	100	(712,500)
	NASDAQ Index 100, expiring May 2009 at USD 1,250	100	(585,000)
	NASDAQ Index 100, expiring June 2009 at USD 1,225	100	(943,500)
	NASDAQ Index 100, expiring June 2009 at USD 1,250	100	(817,000)

	Total Options Written (Premiums Received - $3,490,600) - (1.8%)		(3,668,060)

	Total Investments, Net of Options Written (Net Cost - $269,143,667) - 100.6%		204,119,051
	Liabilities in Excess of Other Assets - (0.6%)		(1,286,448)

	Net Assets - 100.0%		$202,832,603

NASDAQ Premium Income & Growth Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$272,799,866

Gross unrealized appreciation	$13,094,086
Gross unrealized depreciation	(78,106,841)

Net unrealized depreciation	$(65,012,755)

(a)	Non-income producing security.

(b)	Depositary receipts.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Level 1	$206,152,196	$(3,688,060)
Level 2	1,634,915	—
Level 3	—	—

Total	$207,787,111	$(3,688,060)

* Other financial instruments are options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
NASDAQ Premium Income & Growth Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
NASDAQ Premium Income & Growth Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
NASDAQ Premium Income & Growth Fund Inc.

Date: May 20, 2009